Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory, Net [Abstract]
Schedule Of Inventories
The following table presents the components of inventories, net of customer advances as of December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023
Cost incurred on long-term contracts in progress(*)	$1,026,611	$911,055
Raw materials	1,373,491	1,155,579
Advances to suppliers and subcontractors	414,626	266,205
	2,814,728	2,332,839
Less: Provision for losses on long-term contracts	(41,032)	(34,820)
	$2,773,696	$2,298,019

(*)     Costs incurred to fulfill a contract in advance of the contract being awarded are included in inventories as work-in-process if the Company determines that those costs relate directly to a contract or to an anticipated contract that can be specifically identified and contract award is probable, the costs generate or enhance resources that will be used in satisfying performance obligations, and the costs are recoverable (referred to as pre-contract costs). Pre-contract costs that are initially capitalized in inventory are generally recognized as cost of revenues consistent with the transfer of control of the products and services to the customer. All other pre-contract costs, including start-up costs, are expensed as incurred. As of December 31, 2024 and 2023 pre-contract costs were included in inventory in the amount of, $167,094 and $216,036, respectively. During 2024 the Company wrote off pre-contract inventory in an amount of approximately $47,000 due to low probability of realization.